Provisions (Details) - Schedule of impairment of losses on contingent loan risks - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Outstanding Exposure [Member]
Provisions (Details) - Schedule of impairment of losses on contingent loan risks [Line Items]
Warranty by endorsement and sureties	$ 439,669	$ 224,079
Confirmed foreign letters of credit	91,270	58,299
Issued foreign letters of credit	358,755	343,663
Performance guarantees	2,366,953	2,214,370
Undrawn credit lines	8,651,193	7,650,382
Other commitments	78,951	107,707
Total	11,986,791	10,598,500
ECL [Member]
Provisions (Details) - Schedule of impairment of losses on contingent loan risks [Line Items]
Warranty by endorsement and sureties	3,754	6,068
Confirmed foreign letters of credit	3	10
Issued foreign letters of credit	200	235
Performance guarantees	7,029	13,124
Undrawn credit lines	82,033	78,744
Other commitments	30
Total	$ 93,049	$ 98,181